RELATED PARTY TRANSACTIONS - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Equity-settled share-based compensation expense	$ 15.5	$ 23.4	$ 8.0
Short-term employee benefits	2.8	2.2	2.7
Termination benefits	0.0	0.2	0.0
Total	$ 18.3	$ 25.8	$ 10.7